Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 15, 2022
Prospectus Date	Jan. 28, 2022